Provision for Unpaid Losses and Loss Adjustment Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table presents the provision for unpaid losses and loss adjustment expenses, net of amounts recoverable from reinsurers, at December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
	in thousands
Outstanding losses reported	$38,207	$22,710
IBNR	36,662	32,278

Total unpaid losses and loss adjustment expenses	$74,869	$54,988

The following table presents a reconciliation of beginning and ending provision for unpaid losses and loss adjustment expenses, net of amounts recoverable from reinsurers:

	Year Ended December 31,
	2021	2020
	in thousands
Net unpaid losses and loss adjustment expenses, beginning of the year	$54,988	$32,581
Incurred losses and loss adjustment expenses:
Current accident year	$132,481	$91,025
Prior accident year (1)	(10,401)	—

Total incurred losses and loss adjustment expenses	$122,080	$91,025

Payments:
Current accident year	$76,559	$53,734
Prior accident year	25,656	14,884

Total payments	$102,215	$68,618

Effect of foreign currency rate changes	16	—

Net reserves for losses and loss adjustment expenses, end of year	$74,869	$54,988
Reinsurance recoverables	—	—

Gross reserves for losses and loss adjustment expenses, end of year	$74,869	$54,988

The following table presents a summary of total reserves for losses and loss adjustment expenses, gross of reinsurance recoverable, for the periods specified below:

	December 31,
	2021	2020
	in thousands
Auto	$74,573	$54,548
Marine	296	440

Total reserves for losses and loss adjustment expenses	$74,869	$54,988

Short-duration Insurance Contracts, Claims Development
The following tables present incurred losses and loss adjustment expenses, by accident year, undiscounted and net of reinsurance recoveries.
a) Auto

(dollars in thousands)						Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	Cumulative Number of Reported Claims
	Reporting Years Ended December 31,
Accident Year	2017*	2018*	2019*	2020*	2021	As of December 31, 2021
2017	$18,594	$18,594	$18,594	$18,594	$18,409	$318	11,030
2018		40,422	40,287	40,287	37,516	101	20,627
2019			63,642	63,642	59,660	1,336	23,723
2020				90,110	86,608	6,345	27,178
2021					131,643	28,366	33,387

Total					$333,836	$36,466	115,945
Cumulative paid losses and loss adjustment expenses from the table below					(259,263)	—
Reserves for losses and loss adjustment expenses before 2017, net of reinsurance					—	—

Reserves for losses and loss adjustment expenses, undiscounted and net of reinsurance					$74,573	$36,466

Cumulative paid losses and loss adjustment expenses by accident year (in thousands):

	As of December 31,
Accident Year	2017*	2018*	2019*	2020*	2021
2017	$11,410	$16,655	$17,442	$17,530	$17,897
2018		23,915	34,992	35,899	36,414
2019			37,910	51,491	55,617
2020				53,167	73,402
2021					75,933

Total					$259,263

*	Unaudited required supplemental information.
b) Marine:

(dollars in thousands)						Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	Cumulative Number of Reported Claims
	Reporting Years Ended December 31,
Accident Year	2017*	2018*	2019*	2020*	2021	As of December 31, 2021
2017	$198	$198	$198	$198	$183	$—	124
2018		437	437	437	489	9	189
2019			893	893	835	—	192
2020				915	975	8	206
2021					854	164	198

Total					$3,336	$181	909
Cumulative paid losses and loss adjustment expenses from the table below					(3,040)	—
Reserves for losses and loss adjustment expenses before the 2017 accident year					—	—

Reserves for losses and loss adjustment expenses, undiscounted and net of reinsurance					$296	$181

Paid losses and loss adjustment expenses by accident year (in thousands):

Accident Year	2017*	2018*	2019*	2020*	2021
2017	$138	$183	$183	$182	$182
2018		332	426	425	431
2019			514	828	835
2020				568	967
2021					625

Total					$3,040

*	Unaudited required supplemental information.

Short-duration Insurance Contracts, Schedule of Historical Claims Duration
The following table presents supplementary information about average historical claims duration as of December 31, 2021 based on the cumulative incurred and paid losses and allocated loss adjustment expenses presented above.

	Average Annual Percentage of Payout of Incurred Claims by Age (in Years), Net of Reinsurance
unaudited	Year 1	Year 2	Year 3	Year 4	Year 5
Auto	61.4%	25.2%	7.4%	2.8%	0.9%
Marine	74.1%	15.2%	10.2%	0.2%	0.3%